Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables, Net [Abstract]
Account receivable	$ 8,325	$ 10,051
Unbilled receivable	768	902
Checks collectible	29	27
Allowance for doubtful debt	(1,225)	(1,113)
Trade receivables, net	$ 7,897	$ 9,867